Aggregate Annual Maturities on Line of Credit and Term Loan (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Equity Method Investments And Cost Method Investments [Abstract]
2014		$ 3,326
2015		5,700
2016		5,700
2017		8,863
2018
Total debt	$ 14	$ 23,589	$ 21,243